Benefits	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Benefits

15. BENEFITS

The Company has established a 401(k) Retirement Plan (the “401(k) Plan”) for all qualified employees. Employees are eligible to participate in the 401(k) Plan following completion of 90 days of service and attaining age 21. Pursuant to the 401(k) Plan, employees can contribute up to 75% of their compensation to the maximum allowed by law. The Company will match 100% of the first 3% and 50% of the next 2% of the base contribution that an employee contributes. The Company’s match is immediately vested and paid at the end of the year.  For the 2016 year, the Company processed the annual match on January 31, 2017 for a total of $679 thousand.

The Company has established the Directors’ Deferred Fee Plan, a deferred stock compensation plan for members of its Board of Directors (the “Directors’ Plan”). The Directors’ Plan provides Directors with the opportunity to defer, for tax planning purposes, receipt of all or a portion of any Sun Bancorp, Inc. stock earned as compensation. The Directors’ Plan balance as of December 31, 2016 and 2015 was $1.2 million and $1.1 million, respectively.